(four fold  insert that is printed in red,  white, and black)
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(front page: grey circle prism in screened background)

                                      Special Supplement to Phillips Publishing
                                      -----------------------------------------
 CHINA
    REGION OPPORTUNITY FUND
--------------------------------------------------------------------------------
A SPECIAL  INVESTMENT  UPDATE FOR  SUBSCRIBERS  OF MUTUAL  FUND  INVESTING

|--------------|
|Dear Investor,|
|--------------|

It's time to explore the CHINA REGION.

As the most populated country on earth awakens to the calls of capitalism, a dynamic new economic energy emerges from the China region. Construction, development and economic activity are accelerating. Incomes and expectations are rising. Entrepreneurism is thriving. Market volatility and risk abound, yet the opportunity is too great to ignore. Now is the time for visionary investors to build a position in China.
                                          --------------------------------------
                                          "The  China  Region  Opportunity  Fund
                                           invests in the region I believe has
                                           the most long-term  growth  potential
                                           of any part of the world.  No economy
                                           has so bright a future for growth and
                                           expansion."
                                                      Bin Shi, portfolio manager
                                        ----------------------------------------
Why China
          NOW?

China presents a rare opportunity for investors in the form of above average return potential.

Over the past decade, growth rates in China have been two and three times those of the United States and Europe.

Economic  growth is supported        For the one-year  period ended 3/31/97:
by a dynamic  private  sector       --------------------------------------------
and a high savings rate.            The China Region Opportunity Fund has earned
                                    Lipper's #1 ranking among Asia exJapan funds
China has the potential to be the
world's largest consumer market.                       (five stars)
                                     ...and a 5-star rating from Morningstar.
Now that the Chinese have           --------------------------------------------
witnessed the powerful images                                (cont'd. on back)
of Western wealth, the tide of
change is not likely to be turned back.


Lipper Analytical Services ranked the Fund #1 out of 62 Asia ex Japan funds for the one-year period ended 3/31/97. Morningstar uses a proprietary rating system to show historical, risk-adjusted performance. These ratings may change monthly and are calculated from the funds' one-, three-, five- and ten-year (when available) average annual returns in excess of 90-day Treasury bill returns, with an appropriate adjustment for fees and expenses and with a risk factor reflecting the funds' performance below 90-day T-bill returns. The one-year ranking is calculated using the same methodology but is not a component of the overall ranking. Morningstar awards five stars to funds in the top 10% of their category, four stars to funds in the next 22.5%, three stars to the next 35%, two stars to the next 22.5% and one star to funds in the bottom 10%. Morningstar awarded the Fund 5 and 2 stars out of 939 and 478 international equity funds for the 1- and 3-year periods ended 3/31/97. Past performance is no guarantee of future results. Investment returns and principal will fluctuate so you may have a gain or loss when you sell shares.
--------------------------------------------------------------------------------
(tear off portion of the back of a post card)

[X] YES! I need to learn more about the benefits of the China Region Opportunity Fund. Please RUSH me a
FREE investment guide and prospectus today.

----------------------------------------------------- |
[  ] Please enclose an IRA investment guide.          |
                                                      |      (company logo)
                                                      |
Name ................................................ |      FOR IMMEDIATE
                                                      |      RESPONSE CALL
Address ............................................. |      1-800-557-2297,
                                                      |      EXT. 205
City, State, Zip Code................................ |
                                                      |
Daytime Phone .................................CHI271 |
                                                      |
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
(back page: screened grey chinese lantern and the word "China")

Invest in the CHINA REGION OPPORTUNITY FUND.

U.S. Global Investors gives you the unprecedented opportunity to take part in the the extraordinary growth potential of the China Region. To manage your money in this highly specialized sector, we employ sophisticated investment specialists with  professional  financial  experience in China.

The  China  Region  Opportunity  Fund       ------------------------------------
seeks  maximum  capital  appreciation       | OUR FUND HAS BEEN FEATURED IN:
by investing  in stocks of  companies       |
of the  People's  Republic  of  China       | Mutual Fund Investing
and its neighboring countries. Of course,   | Louis Rukeyser's Mutual Funds
investing in emerging markets entails       | Investor's Business Daily
special currency, business and political    | Donoghue
risks. Yet the  opportunities in China      | Mutual Fund Magazine
are too great to ignore. Those investors    | No-Load Fund Investor
comfortable with the inherent risks of      | Mutual Fund Investing
investing  globally  can, in my opinion,    | Fabian Premium Investment Resource
expect the  opportunity  for excellent      |-----------------------------------
long-term  capital growth.

I urge you to fill out the attached reply card today or call an investor representative at 1-800-557-2297, ext. 205 to request an investment guide. I believe you will find the benefits of the Fund well worth the commitment of your hard-earned money.

Sincerely yours,

/S/FRANK HOLMES

Frank E. Holmes
Chairman & CEO               ---------------------------------------------------
U.S. Global Investors        CHINA REGION OPPORTUNITY FUND
                             Investment Goal:  long-term capital appreciation
                             Risk Profile: Low |(color temperature gauge)  High
                             Sales Charge:  none
                             Portfolio Manager:  Bin Shi, a native of Shanghai
                             Investment Advisor:  U.S. Global Investors, Inc.
                             ---------------------------------------------------

-----------------------------------------
U.S.  Global  Investors  is a unique,
entrepreneurial  and  dynamic  investment
company  where the  adventurous  discover
a diverse  collection  of  investment                  TAKE ACTION NOW!
opportunities from around the globe. From
our headquarters in San Antonio, we've
helped  investors  since 1968.  Today we
manage  approximately  $1.5  billion in
120,000 shareholder accounts.
-----------------------------------------

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